SHAREHOLDERS' EQUITY (SCHEDULE OF SHARE-BASED COMPENSATION) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the year (in shares)	5,579	6,655	7,712
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,014	1,447	1,389
Exercised (in shares)	(917)	(2,087)	(1,191)
Forfeited or terminated (in shares)	(665)	(436)	(1,255)
Outstanding at the end of the year (in shares)	5,011	5,579	6,655
Options exercisable at the end of the year (in shares)	2,030	2,529	3,715
Available for future grant (in shares)	8,571	9,099	9,713
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the year (in dollars per share)	$ 10.64	$ 9.72	$ 10.13
Options granted (in dollars per share)	$ 19.10	$ 11.01	$ 7.55
Exercised (in dollars per share)	$ 5.47	$ 7.27	$ 3.14
Forfeited or terminated (in dollars per share)	$ 20.07	$ 13.95	$ 16.13
Outstanding at the end of the year (in dollars per share)	$ 12.04	$ 10.64	$ 9.72
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Options outstanding, weighted average remaining life	4 years 3 months 24 days	4 years	3 years 4 months 24 days
Options exercisable at the end of the year, weighted average remaining life	2 years 8 months 24 days	2 years 1 month 24 days	1 year 8 months 24 days
Options exercised, aggregate intrinsic value	$ 3.8	$ 6.0	$ 2.7
Options outstanding, aggregate intrinsic value	32.1	32.5	30.2
Options exercisable at the end of the year, aggregate intrinsic value	$ 12.1	$ 13.9	$ 15.5